Cover	9 Months Ended
Jul. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Entity File Number	000-56557
Entity Registrant Name	GLOBAL LEADERS CORPORATION
Entity Central Index Key	0001830696
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Units 2613-18
Entity Address, Address Line Two	26/F., Shui On Centre
Entity Address, Address Line Three	6-8 Harbour Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	852
Local Phone Number	8102 3633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false